Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity

9 - STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, par value of $0.0001 per share and 50,000,000 of preferred stock, par value of $0.0001 per share. Holders of the common stock are entitled to one vote for each share held. The Company’s Board of Directors may grant dividends to holders of the preferred stock and the common stock.

For the year ended December 31, 2020, the Company issued 4,025,000 shares of common stock for net proceeds of approximately $21.6 million. Offering costs associated with this stock issuance were approximately $700,000. The Company also issued 1,199,195 shares issued through the conversion of Series B preferred stock (the “Series B Preferred”). The Company issued 300,000 shares to settle a shareholder demand (see Note 10). The Company issued 106,314 shares for the conversion of convertible debt (see Note 7). Finally, the Company also issued 134,778 shares to consultants for services.

For the year ended December 31, 2019, the Company issued 376,574 shares of common stock for net proceeds of $1,997,192. Offering costs associated with this stock issuance were immaterial. Included in these amounts were 50,000 shares of common stock issued through option exercises for net proceeds of $82,500. The Company also issued 126,518 shares issued through the conversion of convertible debt for net proceeds of $250,475, and 44,286 shares through the conversion of a shareholder note for net proceeds of $498,218.

Preferred Stock – Series B

On January 9, 2020, the Company’s Board of Directors designated 1,200,000 shares of Series B Preferred. The terms of the Series B Preferred have a par value of $0.0001 per share and provide for an issuance price of $15.00 per share. The shares of Series B Preferred do not provide the holders with rights to demand redemption, dividends, or to vote as a class with the Company’s holders of common stock. Upon liquidation, the shares of Series B Preferred have priority over the holders of shares of common stock. The terms of the Series B Preferred provide for mandatory conversion to shares of common stock upon a sale of the Company or upon completion of a qualified financing for aggregate gross cash proceeds of at least $15.0 million. Upon a mandatory conversion event, the shares of Series B Preferred will convert to shares of common stock based on a conversion price equal to 75% of the price paid by investors in a sale of the Company or a qualified financing.

The Company commenced a private placement of units (the “Series B Units”) consisting of (i) one share of Series B Preferred, and (ii) one warrant to be issued for the number of shares of common stock into which to Series B Preferred stock is convertible upon a mandatory conversion event (the “Contingent Warrants”). The Contingent Warrants will provide for an exercise price equal to 125% of the price of the Company’s shares of common stock on the date of a mandatory conversion event. The Company reported no beneficial conversion on the Contingent Warrant as the warrant has a contingent beneficial conversion feature that is not calculated as a separate derivative until the contingent event has occurred. The private placement provides for the sale of units at an issuance price of $15.00 per unit for gross proceeds up to $15,000,000. The private placement also provides for an over-allotment option for the issuance of up to an additional $3,000,000 or 200,000 units. Based on the terms of the Series B Preferred, the Company has classified it within permanent equity in the accompanying consolidated balance sheet during 2020.

For the year ended December 31, 2020, the Company received gross proceeds of approximately $2,450,000 from the issuance of Series B Units resulting in the issuance of 163,500 shares of Series B Preferred stock. Additionally, holders of the 2019 Notes agreed to exchange an aggregate principal balance of $2,839,535 plus accrued interest of $104,335 into 196,258 shares of Series B Preferred. Offering costs associated with this issuance were approximately $50,000. As of December 31, 2020, all of the Series B stock was converted into 1,199,195 shares of common stock as the IPO triggered the mandatory conversion.

Stock Options

In 2017, the Company’s shareholders approved the adoption of a stock and option award plan (the “2017 Plan”), under which shares were reserved for future issuance for options, restricted stock awards and other equity awards. The 2017 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders have approved a total reserve of 1,333,333 million shares for issuance under the 2017 Plan. In April 2019, the Company’s shareholders approved the adoption of a stock and option award plan (the “2019 Plan”), under which shares were reserved for future issuance for options, restricted stock awards and other equity awards. The 2019 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders have approved a total reserve of 333,334 shares for issuance under the 2019 Plan. On June 18, 2020, the Company’s shareholders approved an amendment and restatement of the 2019 Plan to increase the number of shares of common stock available for issuance thereunder by 833,333 share of common stock such that, after amendment and restatement of the 2019 Plan, and prior to any grants, 1,166,667 shares of common stock were available under the 2019 Plan.

During the years ended December 31, 2020 and 2019, the Company issued stock options to purchase 429,012 and 503,333 shares at a weighted average exercise price of $7.50 per share of the Company’s common stock to certain members of the Board of Directors and certain employees. The stock options allow the holders to purchase shares of the Company’s common stock at prices between $1.50 and $7.50 per share. Options for the purchase of 26,667 shares of common stock expired as of December 31, 2020. The following table summarizes all stock options as of December 31, 2020 and 2019:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Options outstanding at December 31, 2018	1,803,334	$3.69	3.34	$4,551,196
Granted	503,333	$7.50	4.46	-
Exercised	(50,000)	$1.65
Expired/terminated	(356,667)	$3.93
Options outstanding at December 31, 2019	1,900,000	$4.29	3.08	$6,695,876
Granted	429,012	7.50	4.55	-
Exercised	-	-
Expired/terminated	(26,667)	$7.50
Options outstanding at December 31, 2020	2,302,370	$4.84	1.33	$2,463,498
Options exercisable at December 31, 2019	1,228,176	$3.99	1.65
Options exercisable at December 31, 2020	1,672,991	$4.10	2.46

The Company accounts for share based payments by recognizing compensation expense based upon the estimated fair value of the awards on the date of grant. The Company determines the estimated grant fair value using the Black-Scholes option pricing model and recognizes compensation expense ratably over the requisite service period which approximates the vesting period using the straight-line method.

The weighted average assumptions used in the fair value calculations are as follows:

	2020	2019
Expected term (years)	3.15	3.20
Risk-free interest rate	0.38%	2.00%
Expected volatility	134%	122%
Expected dividend yield	0%	0%

During the years ended December 31, 2020 and 2019, the Company recognized approximately $2,172,000 and $1,987,000, respectively, of share-based compensation expense relating to the vesting of stock options. The options were valued using the Black-Scholes valuation method at the date of the grant and compensation expense is recognized over the vesting period. Unrecognized expense relating to these awards as of December 31, 2020 was approximately $3,441,030, which will be recognized over the weighted average remaining term of 2.38 years at December 31, 2020.

Warrants

During 2020 and in connection with the IPO, the Company issued warrants to the underwriter that provide for the purchase of 402,500 shares of common stock at an exercise price of $7.50 per share, are exercisable beginning on June 8, 2021, and expire on December 10, 2025.

Pursuant to the terms of the Series B Units and in connection with the IPO which qualified as a mandatory conversion event, 1,199,195 Contingent Warrants were provided for an exercise price equal to 125% of the price of the Company’s shares of common stock on the date of an MC event, or $7.50 per share based on the IPO price of $6.00.

On October 22, 2020, two minority stockholders initiated a derivative demand which resulted in a settlement and release agreement that was entered into on November 6, 2020 (See Note 10). Pursuant to the settlement, the Company issued warrants to purchase an aggregate of 325,000 shares of common stock (the “Settlement Warrants”). The Settlement Warrants are exercisable on a cash only basis at an exercise price of $7.50 per share, are exercisable beginning on June 13, 2021, and expire on May 6, 2024.

On June 13, 2017, the Company issued warrants to purchase an aggregate of 33,334 shares of common stock to an investor of convertible notes. The warrants are exercisable on a cash basis at an exercise price of $1.50 per share, are exercisable beginning on June 30, 2017, and expire on June 30, 2022.